ACQUISITION OF WGL HOLDINGS INC. (Schedule of Final Purchase Price Allocation) (Details) - CAD ($) $ in Millions	Jul. 06, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill		$ 4,068.2	$ 817.3	$ 856.0
WGL Holdings [Member]
Business Acquisition [Line Items]
Purchase consideration	$ 5,973.0
Current assets	1,187.0
Property, plant and equipment	5,943.0
Intangible assets	637.0
Regulatory assets	402.0
Long-term investments	1,411.0
Other long-term assets	449.0
Current liabilities	(1,798.0)
Long-term debt	(2,548.0)
Preferred shares	(41.0)
Regulatory liabilities	(1,125.0)
Deferred income taxes	(772.0)
Other long-term liabilities	(959.0)
Non-controlling interest	(9.0)
Fair value of net assets acquired	2,777.0
Goodwill	$ 3,196.0